General	6 Months Ended
Jun. 30, 2024
General [Abstract]
General

Note 1 - General

A.	Incorporation and operations

Saverone 2014 Ltd. (the “Company”) was founded in Israel on November 16, 2014 and commenced its business activity on that date (the “Inception Date”). From the Inception Date, the Company has been active in one operating segment, i.e., development of the technology necessary to create a life-saving system that prevents certain uses of cell phones while driving (the “Saverone System”).

B.	The Company’s business position

The Company is currently in the early commercialization stage and has not yet generated sufficient revenues from selling of Saverone systems. From the Inception Date and through June 30, 2024, the Company reported losses and a negative cash flow from current operating activity. As of June 30, 2024, the Company has an accumulated deficit of NIS 151,894 and it had a comprehensive loss of NIS 16,284 for the period of six months ended June 30, 2024.

On June 5, 2023, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, LTD., a Cayman Islands exempt limited partnership (“Yorkville”), under which the Company has the right to sell to Yorkville from time to time up to $10,000 thousand (the “Commitment Amount”) of the Company’s American Depository Shares (“ADS”), during a limited period of 48-months, at a price equal to 95% of the lowest of the 3 daily VWAPs (as defined in the SEPA) during a three consecutive trading day period upon delivery of a notice to Yorkville. Upon execution of the SEPA, Yorkville advanced to the Company, an amount of $2,000 thousand out of the Commitment Amount in form of promissory note which accrues annual interest at a rate of 8% and will be mature on the 12-months anniversary of execution based on payments schedule either in cash or by issuance of advance shares.

On December 11, 2023, the Company and Yorkville entered into a first amendment to the SEPA pursuant to which Yorkville, upon the Company’s request, agreed to advance to the Company $1,000 thousand of the Commitment Amount in the form of a promissory note equal to $1,000 thousand (the “Second Promissory Note”) with substantially the same terms as the First Promissory Note. Based on amendment from May 8, 2024 ,the second Promissory Note was scheduled to be repaid in 5 equal monthly installments beginning July 8, 2024.

On December 13, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) pursuant to which the Company agreed to sell and issue to Yorkville through a registered direct offering 1,667,667 ADSs for total gross proceeds of $1,000 thousand (approximately NIS 3,685), at an offering price of $0.60 per ADS.

In March 2024, the Company entered into second amendment to the SEPA, which is unconditional committed arrangement to raise additional capital, under which the Commitment Amount was increased to $15,000 thousand.

On June 25, 2024, the Company entered into a securities purchase agreement pursuant to which the Company agreed to sell and issue to two institutional investors through a registered direct offering 2,511,111 ADSs for total gross proceeds of $1,130 thousand (approximately NIS 4,222), at an offering price of $0.45 per ADS.

During the six months ended on June 30, 2024, the Company sold 3,475,000 advance shares representing 17,375,000 ordinary shares to Yorkville for a total of $2,745 (approximately NIS 10,724 thousand) out of the Commitment Amount under SEPA, of which NIS 6,812 through partial exercise of commitment amount under equity line and NIS 3,912 as partial repayment of Promissory Note.

In addition as described in Note 8, on July 16, 2024 the Company entered into a new Standby Equity Purchase Agreement (the “SEPA”) with Yorkville, under which the Company has the right to sell to Yorkville from time to time up to $15,000 thousand (the “Commitment Amount”) of the Company’s ADS, during a limited period of 36-months following the execution of the SEPA. Under the SEPA, Yorkville shall advance to the Company a principal amount of $3,000,000 (the “Pre-Paid Advance”), which shall be evidenced by convertible promissory notes (the “Promissory Notes”), which are convertible into Company’s ADSs. The Pre-Paid Advance were subject to certain terms including the filing of F-1 Registration Statement and effectiveness of the F-1 Registration Statement which was declared effective by the SEC on August 6, 2024. See Notes 3 and 8 below.

The Company plans to finance its operations through sale of equity (including using SEPA as described above) and through increasing its revenues from product sales. However, there can be no assurance that the Company will succeed in obtaining the necessary financing or generating sufficient revenues from product sales to meet its current obligations and to achieve its business targets. Those conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

C.	The impact of Iron Sword War

On October 7, 2023, the State of Israel was attacked by the Hamas terrorist organization, and as a result, the State of Israel declared a state of war and a large-scale mobilization of reserves (the “War”), which is an exceptional event with security and economic implications, the scope and outcome of which cannot be predicted. Following the War, the State of Israel is taking significant steps to maintain the security of Israeli residents, which has had a significant impact on economic and business activity in the country.

The management regularly monitors developments and acts in accordance with the guidelines of the various authorities. Since this is an event beyond the Company’s control and characterized by uncertainty, inter alia as to when the War will end, as of the interim financial statements’ approval date, the Company is unable to predict the intensity of the War impact on the Company’s financial condition and its operations results.